Average Annual Total Returns{- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Consumer Discretionary Portfolio	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	36.00%	17.00%	15.52%	18.40%	15.22%	13.88%	48.31%	19.78%	18.27%